Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Parenthetical) (Detail) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Separate Account Value [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 40.0	$ 30.2